SUPPLEMENT DATED MARCH 31, 2010

TO PROSPECTUS DATED APRIL 30, 2004
FOR KEYPORT VISTA

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
KEYPORT VARIABLE ACCOUNT A

The name of Rydex Global Advisors is deleted from the prospectus and is replaced by PADCO Advisors II, Inc.

Please retain this supplement with your prospectus for future reference.

Keyport Vista (US) 3/2010